Offerings - Offering: 1	Sep. 03, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.00005 per share
Amount Registered | shares	17,840,000
Proposed Maximum Offering Price per Unit | $ / shares	0.8410
Maximum Aggregate Offering Price	$ 15,003,440
Amount of Registration Fee	$ 2,297.03
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act) the Ordinary Shares (or Ordinary Shares) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices ($0.8600 and $0.8220, respectively) of the registrant’s Ordinary Shares as reported on the Nasdaq Capital Market on June 11, 2025, which date is within five business days prior to the filing of this registration statement.The Registrant will not receive any proceeds from the sale of its Ordinary Shares by the selling shareholders.All the Ordinary Shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-1.